Fair Value Measurements - Financial Assets and Liabilities Not Carried at Fair Value (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 200,111	$ 130,497
Total loans, net of allowance for loan losses	721,447	684,608
FINANCIAL LIABILITIES
Total deposits, other than trading	1,091,278	886,977
Securitization liabilities at amortized cost	15,093	14,086
Subordinated notes and debentures	12,477	10,725
Carrying value [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	200,111	130,497
Total loans, net of allowance for loan losses	721,447	684,608
Total financial assets not carried at fair value	921,558	815,105
FINANCIAL LIABILITIES
Total deposits, other than trading	1,091,278	886,977
Securitization liabilities at amortized cost	15,093	14,086
Subordinated notes and debentures	12,477	10,725
Total financial liabilities not carried at fair value	1,118,848	911,788
Carrying value [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	146,193	78,275
Carrying value [member] | Other debt securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	53,918	52,222
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	201,072	130,744
Total loans, net of allowance for loan losses	731,353	688,154
Total financial assets not carried at fair value	932,425	818,898
FINANCIAL LIABILITIES
Total deposits, other than trading	1,094,620	892,597
Securitization liabilities at amortized cost	15,500	14,258
Subordinated notes and debentures	13,492	11,323
Total financial liabilities not carried at fair value	1,123,612	918,178
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	147,099	78,374
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other debt securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 53,973	$ 52,370